Subsequent Events - Additional Information (Details) - Subsequent Event - USD ($) $ in Thousands	Apr. 15, 2024	Mar. 21, 2024	Mar. 07, 2024
Miners | Evaluation Agreement
Subsequent Event [Line Items]
Miners purchased		$ 350
Common Stock | Miners
Subsequent Event [Line Items]
Number of shares issued			556,937
Forecast | Common Stock | GEM Agreement
Subsequent Event [Line Items]
Number of shares sold	3,702,703
Net proceeds from sale of stock	$ 5,250